CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 189,763	$ 187,777
Restricted cash	12,910	9,996
Accounts receivable, net	27,364	38,252
Due from related parties (Note 2)	14,210	6,730
Advances and other	19,061	24,226
Vessels held for sale (Note 1(j))	17,500	68,410
Inventories	16,293	18,756
Prepaid insurance and other	1,577	1,842
Current portion of financial instruments - Fair value (Note 14)	5,715	2,322
Total current assets	304,393	358,311
INVESTMENTS (Note 3)	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 14)	1,430	5,166
LONG TERM RECEIVABLE (Note 4)	13,000	0
FIXED ASSETS (Note 4)
Advances for vessels under construction	1,650	216,531
Vessels	3,953,599	3,479,037
Accumulated depreciation	(925,195)	(801,976)
Vessels' Net Book Value	3,028,404	2,677,061
Total fixed assets	3,030,054	2,893,592
DEFERRED CHARGES, net (Note 5)	23,759	19,506
Total assets	3,373,636	3,277,575
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	225,883	288,135
Payables	46,916	52,511
Due to related parties (Note 2)	7,442	5,892
Accrued liabilities	43,693	34,707
Unearned revenue	13,611	8,428
Current portion of financial instruments - Fair value (Note 14)	1,378	3,613
Total current liabilities	338,923	393,286
LONG-TERM DEBT, net of current portion (Note 6)	1,525,986	1,465,720
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 14)	589	1,119
STOCKHOLDERS' EQUITY
Preferred shares, $ 1.00 par value; 25,000,000 shares authorized and 2,000,000 Series B Preferred Shares and 2,000,000 Series C Preferred Shares, 3,424,803 Series D Preferred Shares and 4,600,000 Series E Preferred Shares issued and outstanding at December 31, 2017. 15,000,000 shares authorized and 2,000,000 Series B Preferred Shares, 2,000,000 Series C Preferred Shares and 3,400,000 Series D Preferred Shares issued and outstanding at December 31, 2016.	12,025	7,400
Common shares, $ 1.00 par value; 175,000,000 shares authorized at December 31, 2017 and 185,000,000 shares authorized at December 31, 2016; 87,338,652 shares issued and 86,319,583 shares outstanding at December 31, 2017 and 87,338,652 shares issued and 83,720,866 shares outstanding at December 31, 2016.	87,339	87,339
Additional paid-in capital	857,998	752,001
Cost of treasury stock	(5,736)	(20,173)
Accumulated other comprehensive loss	(5,305)	(4,313)
Retained earnings	547,937	582,889
Total Tsakos Energy Navigation Limited stockholders' equity	1,494,258	1,405,143
Noncontrolling Interest	13,880	12,307
Total stockholders' equity	1,508,138	1,417,450
Total liabilities and stockholders' equity	$ 3,373,636	$ 3,277,575